Share capital, additional paid-in capital, share premium and other reserves - Movement in number of shares outstanding (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Beginning balance, shares outstanding	62,379	62,093
Increase of share capital due to exercise of options by employees during the year, shares	59	286
Ending balance, shares outstanding	62,438	62,379
Ordinary Class A shares
Beginning balance, shares outstanding	10,414	12,083
Transfer between classes		(1,669)
Ending balance, shares outstanding	10,414	10,414
Ordinary Class B shares
Beginning balance, shares outstanding	51,965	50,010
Transfer between classes		1,669
Increase of share capital due to exercise of options by employees during the year, shares	59	286
Ending balance, shares outstanding	52,024	51,965